MARSHALL FUNDS, INC.

Marshall Small-Cap Growth Fund
Marshall Mid-Cap Growth Fund
Marshall Mid-Cap Value Fund
Marshall Equity Income Fund

Supplement to Class A Shares Prospectus and Class Y Shares Prospectus
dated October 31, 1999
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     We are providing this  supplement to your prospectus to provide you with an update regarding the portfolio management of the MARSHALL SMALL-CAP GROWTH FUND, the MARSHALL MID-CAP GROWTH FUND, the MARSHALL MID-CAP VALUE FUND and the MARSHALL EQUITY INCOME FUND.

     As of September 12, 2000, the MARSHALL MID-CAP VALUE FUND will no longer be co-managed by John C. Potter. The Fund will be managed solely by Matthew B. Fahey, the current co-manager of the Fund. Mr. Fahey has managed the Fund since July 1, 1997.

     As of September 21, 2000, the MARSHALL MID-CAP GROWTH FUND and the MARSHALL SMALL-CAP GROWTH FUND will no longer be co-managed by Cynthia K. Bohlen. The MARSHALL MID-CAP GROWTH FUND will be managed solely by Michael D. Groblewski, the current co-manager of the Fund. The MARSHALL SMALL-CAP GROWTH FUND will be managed solely by Sean A. McLeod. Mr. McLeod is a Chartered Financial Analyst and earned a B.A. and M.S. in Finance from the University of Wisconsin-Madison. From December 1997 to March 2000, Mr. McLeod was a senior securities analyst for the EQUITY INCOME FUND before joining the MID-CAP AND SMALL-CAP GROWTH FUNDS. Prior to joining the Adviser in 1997, Mr. McLeod worked at Strong Capital Management, Inc., where he was an analyst on two growth oriented funds.

     As of September 21, 2000, the MARSHALL EQUITY INCOME FUND will be co-managed by David J. Abitz and Bruce P. Hutson, the current co-manager of the Fund. Mr. Abitz has been a vice president of the Advisor since January 2000. From January 1997 to August 2000, Mr. Abitz was a senior securities analyst for the EQUITY INCOME FUND. Previously, from March 1995 to January 1997, he was an equity trader for the Adviser. Mr. Abitz is a Chartered Financial Analyst and holds a B.B.A degree in Finance from the University of Wisconsin-Oshkosh."



                                                              September 22, 2000




Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI  53201-1348
1-800-580-FUND (3863) (Class A)
414-287-8555 or 800-236-FUND (3863) (Class Y)
Internet address:  http://www.marshallfunds.com
TDD:  Speech and Hearing Impaired Services
1-800-209-3520
25853 (9/00)      515426